Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2021	December 31, 2020

Artwork trading platform	$793,310	$798,037
Software	902,313	139,059
Less: accumulated amortization and impairment	(575,602)	(364,104)
Total	$1,120,021	$572,992

Schedule of future amortization
Twelve Months Ending December 31,	Estimated Amortization Expense

2022	$344,303
2023	318,733
2024	193,852
2025	157,181
2026	105,952
Total	$1,120,021